Discontinued Operation	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

NOTE 4 – DISCONTINUED OPERATION

The Company’s subsidiary Gu’an REIT was primarily engaged in manufacturing and distribution of machinery and equipment used for environmental-friendly construction materials production. On January 2, 2020, Beijing REIT signed a share transfer agreement with Hebei Huishitong Techonology Inc. (“Huishitong”) to sell 100% ownership interest in Gu’an REIT to Huishitong for a cash consideration of RMB 39.9 million (approximately $5.7 million). As of December 31, 2019, the Company received approximately $1.4 million (RMB 9.7 million) from Huishitong as an acquisition deposit. From January to September 2020, the Company received an additional RMB19.3 million (approximately $2.7 million). Pursuant to the supplemental share transfer agreement, Huishitong shall make the remaining payment of RMB 10.9 million (approximately $1.6 million) to the Company before June 30, 2021.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2019 and 2018, while results of operations related to the discontinued operations for the years ended December 31, 2019, 2018 and 2017, were reported as income (loss) from discontinued operations.

The results of discontinued operations for years ended December 31, 2019,2018 and 2017 are as follows:

	For the years ended December 31,
	2019	2018	2017
Revenue	$5,303,071	$8,274,992	$9,646,623
Cost of revenues	4,475,590	5,098,892	6,546,452
Gross profit	827,481	3,176,100	3,100,171
Operating expenses	3,582,359	744,417	497,766
(Loss) income from discontinued operations	(2,754,878)	2,431,683	2,602,405
Other income (expense), net	10,762	20,591	(28,817)
(Loss) income before tax	(2,744,116)	2,452,274	2,573,588
Income tax provision	57,015	537,981	627,783
Net (loss) income from discontinued operations	$(2,801,131)	$1,914,293	$1,945,805

Assets and liabilities of the discontinued operations:

	As of December 31,
	2019	2018
Cash	$4,197	$19,390
Accounts receivable, net	1,024,051	884,179
Accounts receivable-related party	476,334
Advance to suppliers, net	107,413	450,505
Advances to suppliers-related party	3,381,788	795,878
Prepayment and other assets, net	16,645	987,808
Due from related party	315,920	-
Inventories	-	3,417,969
Total current assets held for sale	5,326,348	6,555,729
Property and equipment, net	765,450	1,408,258
Intangible assets, net	428,002	446,375
Deferred tax assets	-	57,254
Right of use assets	373	-
Total non-current assets held for sale	1,193,825	1,911,887
Total assets held for sale	6,520,173	8,467,616

Accounts payable	831,724	95,389
Advance from customers	38,593	42,042
Taxes payable	1,753,821	1,808,187
Accrued liabilities and other payables	270,644	61,716
Due to related parties	110,142	-
Total liabilities held for sale	$3,004,924	$2,007,334